UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Fundamental Global Real Estate Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

Item 1.	Schedule of Investments.

Schwab Capital Trust
Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets

Australia 6.4%
Charter Hall Retail REIT	32,813	108,578
Cromwell Property Group	140,388	110,705
Dexus	71,060	559,013
Goodman Group	97,299	642,900
Investa Office Fund	39,650	144,864
LendLease Group	104,705	1,267,603
Mirvac Group	411,150	764,196
Scentre Group	436,020	1,401,659
Stockland	370,031	1,321,751
The GPT Group	127,816	525,287
Vicinity Centres	108,899	231,515
Westfield Corp.	136,262	867,351
		7,945,422

Austria 0.5%
BUWOG AG *	5,480	157,310
CA Immobilien Anlagen AG	5,746	172,689
IMMOFINANZ AG *	124,881	299,658
S IMMO AG	1,900	32,418
		662,075

Belgium 0.4%
Befimmo S.A.	2,361	150,626
Cofinimmo S.A.	2,213	285,552
		436,178

Brazil 0.6%
BR Malls Participacoes S.A.	79,322	292,607
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	86,689	322,506
Multiplan Empreendimentos Imobiliarios S.A.	5,261	111,642
		726,755

Canada 2.2%
Allied Properties Real Estate Investment Trust	1,000	32,151
Artis Real Estate Investment Trust	13,653	149,213
Boardwalk Real Estate Investment Trust	3,580	111,800
Canadian Apartment Properties REIT	5,891	168,901
Canadian Real Estate Investment Trust	3,697	130,268
Chartwell Retirement Residences	9,900	118,863
Colliers International Group, Inc.	2,469	150,840
Cominar Real Estate Investment Trust	16,393	178,269
Dream Global Real Estate Investment Trust	16,727	152,989
Dream Office Real Estate Investment Trust	13,669	231,922
Security	Number of Shares	Value ($)
First Capital Realty, Inc.	13,585	221,547
FirstService Corp.	500	34,054
Granite Real Estate Investment Trust	4,248	168,057
H&R Real Estate Investment Trust	17,671	289,552
RioCan Real Estate Investment Trust	19,049	367,647
SmartCentres Real Estate Investment Trust	7,089	160,006
		2,666,079

China 10.8%
Agile Group Holdings Ltd.	699,000	1,013,899
BBMG Corp., Class H	50,000	23,223
China Evergrande Group *	802,000	2,661,797
China Jinmao Holdings Group Ltd.	794,000	359,651
China Overseas Grand Oceans Group Ltd.	326,000	174,135
China Overseas Land & Investment Ltd.	398,000	1,270,214
China Resources Land Ltd.	286,000	827,152
China South City Holdings Ltd.	824,000	201,735
China Vanke Co., Ltd., Class H	103,600	378,748
CIFI Holdings Group Co., Ltd.	116,000	64,362
Country Garden Holdings Co., Ltd.	662,000	1,049,123
Future Land Development Holdings Ltd.	88,000	50,253
Greentown China Holdings Ltd.	241,000	276,792
Guangzhou R&F Properties Co., Ltd., Class H	260,600	559,789
KWG Property Holding Ltd.	274,000	291,129
Logan Property Holdings Co., Ltd.	48,000	45,356
Longfor Properties Co., Ltd.	174,500	409,766
Poly Property Group Co., Ltd. *	682,000	302,868
Powerlong Real Estate Holdings Ltd.	65,000	29,865
Shenzhen Investment Ltd.	376,000	160,496
Shimao Property Holdings Ltd.	349,000	684,010
Sino-Ocean Group Holding Ltd.	924,500	578,837
SOHO China Ltd.	618,500	350,923
Sunac China Holdings Ltd.	289,000	1,340,757
Yuexiu Property Co., Ltd.	1,622,000	294,170
Yuzhou Properties Co., Ltd.	65,000	32,068
		13,431,118

France 3.9%
Fonciere Des Regions	3,642	389,331
Gecina S.A.	3,278	546,229
ICADE	5,556	516,081
Klepierre S.A.	14,947	616,794
Mercialys S.A.	8,333	174,811
Nexity S.A. *	7,814	478,339
Unibail-Rodamco SE	8,228	2,102,871
		4,824,456

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Germany 1.8%
Deutsche Wohnen SE	11,241	497,509
LEG Immobilien AG	3,977	423,128
TAG Immobilien AG	10,614	194,463
TLG Immobilien AG	1,217	30,017
Vonovia SE	23,116	1,089,265
		2,234,382

Hong Kong 9.3%
CK Asset Holdings Ltd.	108,000	913,774
Far East Consortium International Ltd.	43,000	27,239
Great Eagle Holdings Ltd.	26,000	139,818
Hang Lung Group Ltd.	102,000	366,978
Hang Lung Properties Ltd.	216,000	510,927
Henderson Land Development Co., Ltd.	66,725	437,378
Hongkong Land Holdings Ltd.	84,800	620,206
Hopewell Holdings Ltd.	33,000	121,556
Hysan Development Co., Ltd.	34,000	182,186
K Wah International Holdings Ltd.	34,000	18,251
Kerry Properties Ltd.	109,500	484,805
Link REIT	100,500	899,681
New World Development Co., Ltd.	861,000	1,251,155
Shui On Land Ltd.	590,500	161,198
Sino Land Co., Ltd.	250,000	453,487
Sun Hung Kai Properties Ltd.	172,000	2,819,852
Swire Properties Ltd.	86,800	294,910
The Wharf Holdings Ltd.	124,000	392,267
Wharf Real Estate Investment Co., Ltd. *	124,000	749,384
Wheelock & Co., Ltd.	101,000	695,080
		11,540,132

India 0.2%
DLF Ltd.	77,655	281,895

Italy 0.1%
Beni Stabili S.p.A	180,781	165,469

Japan 10.7%
Activia Properties, Inc.	23	95,279
Advance Residence Investment Corp.	75	182,394
Aeon Mall Co., Ltd.	17,100	313,586
Daikyo, Inc.	8,000	156,019
Daito Trust Construction Co., Ltd.	10,700	1,958,724
Frontier Real Estate Investment Corp.	28	113,697
Fukuoka REIT Corp.	15	22,498
GLP J-REIT	25	27,040
Hulic Co., Ltd.	12,400	136,282
Japan Excellent, Inc.	97	116,354
Japan Prime Realty Investment Corp.	48	161,002
Japan Real Estate Investment Corp.	71	344,449
Japan Retail Fund Investment Corp.	52	92,085
Kenedix Office Investment Corp.	31	174,082
Leopalace21 Corp.	79,700	639,620
Mitsubishi Estate Co., Ltd.	92,000	1,646,824
Mitsui Fudosan Co., Ltd.	99,000	2,245,129
Mori Trust Sogo REIT, Inc.	69	100,644
Nippon Accommodations Fund, Inc.	28	112,950
Nippon Building Fund, Inc.	93	465,227
Nippon Prologis REIT, Inc.	62	132,820
Nomura Real Estate Holdings, Inc.	30,900	716,343
Nomura Real Estate Master Fund, Inc.	26	32,735
NTT Urban Development Corp.	15,500	170,767
Relo Group, Inc.	8,000	213,319
Security	Number of Shares	Value ($)
Starts Corp., Inc.	1,500	36,723
Sumitomo Realty & Development Co., Ltd.	50,800	1,678,545
Tokyo Tatemono Co., Ltd.	20,800	289,268
Tokyu Fudosan Holdings Corp.	98,000	709,870
United Urban Investment Corp.	162	229,300
		13,313,575

Netherlands 0.6%
Eurocommercial Properties N.V. CVA	4,985	210,902
NSI N.V.	3,654	147,872
Vastned Retail N.V.	3,365	159,487
Wereldhave N.V.	3,559	165,038
		683,299

Philippines 0.3%
Ayala Land, Inc.	222,100	189,271
GT Capital Holdings, Inc.	1,200	27,457
SM Prime Holdings, Inc.	274,400	198,184
		414,912

Singapore 2.6%
Ascendas Real Estate Investment Trust	160,000	313,812
Ascott Residence Trust	26,500	23,384
CapitaLand Commercial Trust	132,000	185,211
CapitaLand Ltd.	276,300	726,780
CapitaLand Mall Trust	201,600	306,828
Fortune Real Estate Investment Trust	20,000	23,866
Global Logistic Properties Ltd.	150,000	372,609
Mapletree Greater China Commercial Trust	139,000	121,622
Mapletree Industrial Trust	86,700	126,649
Mapletree Logistics Trust	137,640	129,618
Suntec Real Estate Investment Trust	122,100	185,228
UOL Group Ltd.	58,080	384,278
Wing Tai Holdings Ltd.	97,600	157,046
Yanlord Land Group Ltd.	105,200	129,732
		3,186,663

South Africa 0.9%
Emira Property Fund Ltd.	98,445	95,035
Growthpoint Properties Ltd.	255,081	464,967
Redefine Properties Ltd.	394,597	291,165
SA Corporate Real Estate Fund Nominees Pty Ltd.	294,069	100,989
Vukile Property Fund Ltd.	76,279	113,181
		1,065,337

Sweden 0.8%
Castellum AB	18,260	295,961
Fabege AB	8,223	171,127
Hemfosa Fastigheter AB	2,393	31,444
LE Lundbergfortagen AB, B Shares	5,491	402,976
Wihlborgs Fastigheter AB	5,258	122,433
		1,023,941

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Switzerland 0.8%
Allreal Holding AG *	1,603	270,167
Mobimo Holding AG *	600	153,545
PSP Swiss Property AG	1,281	114,298
Swiss Prime Site AG *	5,589	482,057
		1,020,067

Taiwan 0.5%
Farglory Land Development Co., Ltd.	85,000	89,693
Highwealth Construction Corp.	178,700	238,464
Huaku Development Co., Ltd.	59,000	138,481
Ruentex Development Co., Ltd. *	166,800	173,953
		640,591

United Arab Emirates 0.4%
Emaar Properties PJSC	214,499	441,795

United Kingdom 2.7%
Countrywide plc *	54,626	80,525
Derwent London plc	4,263	160,160
Grainger plc	40,642	154,225
Hammerson plc	59,972	421,514
Intu Properties plc	109,459	291,110
Land Securities Group plc	64,253	811,685
McCarthy & Stone plc	11,000	24,546
Savills plc	20,559	261,219
Segro plc	59,531	441,616
Shaftesbury plc	8,268	110,978
St. Modwen Properties plc	5,600	29,597
The British Land Co., plc	60,879	518,290
The Unite Group plc	3,000	29,110
		3,334,575

United States 42.5%
Acadia Realty Trust	3,175	88,995
Alexandria Real Estate Equities, Inc.	3,653	464,150
American Campus Communities, Inc.	7,372	312,425
American Homes 4 Rent, Class A	1,275	27,387
American Tower Corp.	12,029	1,731,334
Apartment Investment & Management Co., Class A	9,829	433,361
Apple Hospitality REIT, Inc.	19,130	372,652
Ashford Hospitality Trust, Inc.	21,704	141,293
AvalonBay Communities, Inc.	5,282	957,785
Boston Properties, Inc.	9,950	1,247,531
Brandywine Realty Trust	19,188	330,609
Brixmor Property Group, Inc.	19,884	359,304
Camden Property Trust	6,092	556,078
CBL & Associates Properties, Inc.	39,746	223,770
CBRE Group, Inc., Class A *	22,181	961,768
Chesapeake Lodging Trust	5,241	151,150
Columbia Property Trust, Inc.	18,646	424,569
CoreCivic, Inc.	32,382	761,301
Corporate Office Properties Trust	9,435	286,258
Crown Castle International Corp.	12,145	1,372,385
CubeSmart	6,713	191,589
CyrusOne, Inc.	500	30,380
DCT Industrial Trust, Inc.	4,025	242,064
DDR Corp.	28,728	219,195
DiamondRock Hospitality Co.	23,494	262,898
Digital Realty Trust, Inc.	10,413	1,215,197
Douglas Emmett, Inc.	7,575	305,348
Duke Realty Corp.	21,247	597,678
EastGroup Properties, Inc.	1,818	171,037
Security	Number of Shares	Value ($)
Education Realty Trust, Inc.	834	30,499
EPR Properties	3,184	215,939
Equinix, Inc.	1,438	667,937
Equity Commonwealth *	12,048	362,163
Equity LifeStyle Properties, Inc.	3,597	324,845
Equity Residential	23,398	1,563,454
Essex Property Trust, Inc.	1,995	492,745
Extra Space Storage, Inc.	4,088	348,952
Federal Realty Investment Trust	3,121	412,627
First Industrial Realty Trust, Inc.	4,637	150,934
Forest City Realty Trust, Inc., Class A	2,072	49,624
Franklin Street Properties Corp.	11,294	122,992
Gaming & Leisure Properties, Inc.	8,074	293,248
GGP, Inc.	40,330	947,755
Government Properties Income Trust	7,014	130,811
Gramercy Property Trust	5,221	148,903
HCP, Inc.	41,849	1,106,488
Healthcare Realty Trust, Inc.	7,325	240,040
Healthcare Trust of America, Inc., Class A	7,141	218,443
Hersha Hospitality Trust	6,421	112,689
Highwoods Properties, Inc.	6,822	346,489
Hospitality Properties Trust	24,359	730,526
Host Hotels & Resorts, Inc.	88,640	1,754,186
Hudson Pacific Properties, Inc.	800	28,504
Investors Real Estate Trust	22,263	134,914
Iron Mountain, Inc.	40,197	1,642,851
JBG SMITH Properties	6,525	217,348
Jones Lang LaSalle, Inc.	5,920	902,741
Kilroy Realty Corp.	3,729	281,092
Kimco Realty Corp.	27,216	504,040
Kite Realty Group Trust	1,364	26,230
Lamar Advertising Co., Class A	5,104	383,974
LaSalle Hotel Properties	11,333	322,311
Lexington Realty Trust	24,009	251,134
Liberty Property Trust	12,088	542,509
Life Storage, Inc.	2,143	192,463
Mack-Cali Realty Corp.	13,935	308,382
Medical Properties Trust, Inc.	12,254	167,757
Mid-America Apartment Communities, Inc.	5,608	574,484
National Health Investors, Inc.	300	23,400
National Retail Properties, Inc.	6,344	260,548
New Senior Investment Group, Inc.	2,922	23,960
Omega Healthcare Investors, Inc.	8,326	223,553
Outfront Media, Inc.	21,351	500,894
Paramount Group, Inc.	11,579	187,232
Park Hotels & Resorts, Inc.	4,359	127,283
Pebblebrook Hotel Trust	4,661	179,309
Pennsylvania Real Estate Investment Trust	10,576	117,288
Piedmont Office Realty Trust, Inc., Class A	19,599	390,804
Prologis, Inc.	22,921	1,518,058
PS Business Parks, Inc.	1,168	154,830
Public Storage	5,754	1,226,292
Quality Care Properties, Inc. *	7,697	113,069
Ramco-Gershenson Properties Trust	1,892	27,264
Realogy Holdings Corp.	20,464	571,150
Realty Income Corp.	8,111	448,538
Regency Centers Corp.	6,786	460,159
Retail Properties of America, Inc., Class A	25,838	337,444
RLJ Lodging Trust	15,919	345,124
Ryman Hospitality Properties, Inc.	4,196	291,538
Sabra Health Care REIT, Inc.	11,861	228,206
SBA Communications Corp. *	3,598	610,760
Select Income REIT	1,000	25,090

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Senior Housing Properties Trust	23,664	453,166
Simon Property Group, Inc.	16,174	2,616,144
SL Green Realty Corp.	5,459	558,074
Spirit Realty Capital, Inc.	27,264	232,835
STORE Capital Corp.	1,655	42,732
Summit Hotel Properties, Inc.	1,350	20,399
Sun Communities, Inc.	2,699	251,169
Sunstone Hotel Investors, Inc.	18,355	306,712
Tanger Factory Outlet Centers, Inc.	6,521	163,286
Taubman Centers, Inc.	5,882	345,215
The GEO Group, Inc.	15,304	406,168
The Macerich Co.	9,594	621,211
Tier REIT, Inc.	6,977	139,749
UDR, Inc.	14,218	559,194
Urban Edge Properties	910	23,251
Ventas, Inc.	23,329	1,493,289
VEREIT, Inc.	36,092	281,518
Vornado Realty Trust	12,710	986,550
Washington Prime Group, Inc.	39,796	282,950
Washington Real Estate Investment Trust	6,344	205,038
Weingarten Realty Investors	9,631	317,341
Welltower, Inc.	23,393	1,578,092
WP Carey, Inc.	5,695	405,370
Xenia Hotels & Resorts, Inc.	14,949	328,729
		52,702,489
Total Common Stock
(Cost $108,201,010)		122,741,205
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
BNP Paribas
U.S. Dollar
0.60%, 12/01/17 (a)	26,919	26,919
Brown Brothers Harriman
Australian Dollar
0.45%, 12/01/17 (a)	1,060	802
Canadian Dollar
0.25%, 12/01/17 (a)	3,181	2,466
Euro
(0.57%), 12/01/17 (a)	1,317	1,567
Hong Kong Dollar
0.07%, 12/01/17 (a)	78,078	9,997
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Pound Sterling
0.16%, 12/01/17 (a)	726	981
Singapore Dollar
0.35%, 12/01/17 (a)	6,436	4,772
South African Rand
5.30%, 12/01/17 (a)	8,301	605
Swedish Krona
(0.92%), 12/01/17 (a)	3,600	430
Swiss Franc
(1.45%), 12/01/17 (a)	57	58
Skandinaviska Enskilda Banken
Japanese Yen
(0.23%), 12/01/17 (a)	4,471,586	39,732
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.60%, 12/01/17 (a)	436,363	436,363
Total Short-Term Investments
(Cost $524,692)		524,692

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/15/17	5	661,975	9,211
MSCI Emerging Markets Index expires 12/15/17	4	224,000	(6,663)
MSCI EAFE Index, e-mini, expires 12/15/17	3	302,880	1,146
Net Unrealized Appreciation			3,694
As of 11/30/17, the values of certain foreign securities held by the fund aggregating $57,094,114 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$57,282,673	$—	$—	$57,282,673
Australia	—	7,945,422	—	7,945,422
Austria	205,107	456,968	—	662,075
Belgium	150,626	285,552	—	436,178
Brazil	—	726,755	—	726,755
China	1,084,212	12,346,906	—	13,431,118
France	1,237,121	3,587,335	—	4,824,456
Germany	—	2,234,382	—	2,234,382
Hong Kong	1,071,388	10,468,744	—	11,540,132
India	—	281,895	—	281,895
Japan	2,087,508	11,226,067	—	13,313,575
Philippines	225,641	189,271	—	414,912
Singapore	954,794	2,231,869	—	3,186,663
Sweden	—	1,023,941	—	1,023,941
Switzerland	423,712	596,355	—	1,020,067
Taiwan	228,174	412,417	—	640,591
United Arab Emirates	—	441,795	—	441,795
United Kingdom	696,135	2,638,440	—	3,334,575
Short-Term Investments[1]	—	524,692	—	524,692
Futures Contracts[2]	10,357	—	—	10,357
Liabilities
Futures Contracts[2]	(6,663)	—	—	(6,663)
Total	$65,650,785	$57,618,806	$—	$123,269,591
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $353,368 and $6,077,001 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended November 30, 2017. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (continued)

•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG84516NOV17

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	January 22, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	January 22, 2018